CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Revenue	$ 2,466,504,041	$ 2,207,966,313
Lease Income	16,128,771	9,584,972	$ 8,732,799
Total revenue	2,482,632,812	2,217,551,285	1,976,907,231
Cost of revenue:
Total cost of revenue	(1,922,323,191)	(1,602,072,983)	(1,517,279,018)
Gross profit	560,309,621	615,478,302	459,628,213
Selling and distribution expenses	(86,760,620)	(83,591,651)	(75,723,717)
General and administrative expenses	(163,686,999)	(156,456,170)	(136,844,741)
Operating income	309,862,002	375,430,481	247,059,755
Interest income	51,493,595	31,225,694	16,859,086
Interest expense	(113,775,360)	(99,245,696)	(66,153,440)
Net loss on debt extinguishment	(8,580,510)	(21,443,949)	(15,879,702)
Gain/ (loss) on short-term investments	1,451,200	(2,256,890)	9,969,966
Share of loss in equity investee	(5,416,471)	(9,374,451)	(1,710,070)
Exchange gains	(7,376,009)	(25,677,654)	756,926
Other income	5,848,727	1,741,732	2,326,010
Income/(loss) before income taxes	233,507,174	250,399,267	193,228,531
Income taxes	(150,478,372)	(144,447,247)	(113,117,126)
Net income	83,028,802	105,952,020	80,111,405
Net income attributable to non-controlling interest	(14,684,275)	(32,917,471)	(16,483,854)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 68,344,527	$ 73,034,549	$ 63,627,551
Earnings per share:
Basic	$ 0.60	$ 0.57	$ 0.49
Diluted	$ 0.60	$ 0.57	$ 0.48
Shares used in computation:
Basic	113,482,239	127,129,478	128,704,610
Diluted	114,100,896	129,140,830	131,605,869
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	$ (21,079,940)	$ (59,759,616)	$ 66,062,603
Comprehensive income	61,948,862	46,192,404	146,174,008
Comprehensive income attributable to non-controlling interest	(13,649,162)	(32,505,770)	(18,637,833)
Comprehensive income attributable to shareholders	48,299,700	13,686,634	127,536,175
Real Estate Sales [Member]
Revenue:
Revenue	2,387,031,568	2,139,370,792	1,924,560,806
Cost of revenue:
Total cost of revenue	(1,851,819,293)	(1,543,974,061)	(1,474,067,213)
Real estate management services income [Member]
Revenue:
Revenue	67,488,169	63,447,420	41,738,319
Cost of revenue:
Total cost of revenue	(40,889,231)	(44,619,783)	(31,646,448)
Other revenue [Member]
Revenue:
Revenue	11,984,304	5,148,101	1,875,307
Cost of revenue:
Total cost of revenue	(16,857,416)	(4,130,523)	(559,235)
Real estate lease income [Member]
Revenue:
Lease Income	16,128,771	9,584,972	8,732,799
Cost of revenue:
Total cost of revenue	$ (12,757,251)	$ (9,348,616)	$ (11,006,122)